Trade and Other Payables (Details) - Schedule of Aging Analysis of Trade Payables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Payables (Details) - Schedule of Aging Analysis of Trade Payables [Line Items]
Trade payables	$ 388,126	$ 670,965
Past due for less than 4 months [Member]
Trade and Other Payables (Details) - Schedule of Aging Analysis of Trade Payables [Line Items]
Trade payables	388,126	431,202
Past due for over 4 months [Member]
Trade and Other Payables (Details) - Schedule of Aging Analysis of Trade Payables [Line Items]
Trade payables		$ 239,763